Earnings per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions					3 Months Ended		6 Months Ended
		Aug. 14, 2015	Aug. 12, 2014	[1]	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net income attributable to:
Common unitholders					$ 61.9	$ 26.1	$ 98.0	$ 51.0
Subordinated unitholders					13.6	5.1	21.5	0.0
Seadrill Member Interest					25.8	0.0	20.0	0.0
Net income attributable to Seadrill Partners LLC members					$ 101.3	$ 31.2	$ 139.5	$ 51.0
Earnings per unit (basic and diluted):
Cash distributions declared and paid per unit (in USD per share)			$ 0.5425		$ 0.5675	$ 0.5075	$ 1.135	$ 0.9525
Subsequent Event
Earnings per unit (basic and diluted):
Cash distributions declared and paid per unit (in USD per share)	[1]	$ 0.5675
Common Unitholders
Weighted average units outstanding (basic and diluted) (in thousands):
Weighted average units outstanding (basic and diluted) (in shares)					75,278	59,627	75,278	53,156
Earnings per unit (basic and diluted):
Earnings per unit (basic and diluted) ( (in US dollars per share)					$ 0.82	$ 0.44	$ 1.30	$ 0.96
Subordinated Unitholders
Weighted average units outstanding (basic and diluted) (in thousands):
Weighted average units outstanding (basic and diluted) (in shares)					16,543	16,543	16,543	16,543
Earnings per unit (basic and diluted):
Earnings per unit (basic and diluted) ( (in US dollars per share)					$ 0.82	$ 0.31	$ 1.30	$ 0.00

[1]	On August 14, 2015, the Company paid a distribution of $0.5675 per unit relating to the three months ended June 30, 2015.